Related Parties	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 21:- RELATED PARTIES:

Agreements with iDnext:

On January 1, 2016 the Company, through its wholly owned subsidiary BOS-Dimex, consummated the acquisition of the business operations of iDnext Ltd. (“iDnext”) and its subsidiary Next-Line Ltd. (“Next-Line”). iDnext is controlled by Mr. Moti Harel, who was a member of the Company’s Board of Directors until December 12, 2017.

Pursuant to a Management Services Agreement entered into as part of the acquisition agreement, iDnext was paid a monthly fee of NIS 33,000 (approximately $8.5) through December 31, 2017. The Management Services Agreement expired on December 31, 2017.

On June 2018 a new agreement was signed with the following terms:

1.	iDnext’s monthly fee increased from NIS 33,000 ($9,898) to NIS 53,000 ($15,896) and a bonus of 15% from the net profit of a certain product line, effective from January 1, 2018.

2.	Three employees of BOS-Dimex transferred to be employed by iDnext for a monthly consideration of NIS 35,000 ($10,497).

3.	Mr. Harel was appointed as a director to BOS-Dimex’s Board of Directors in June 2018.

On February 10, 2019, the Company terminated the agreement with iDnext.

Expenses incurred according to the agreement with iDnext are as follows:

	Year ended December 31,
	2020	2019	2018

Monthly fees	$-	49	$183
Bonus	-	10	49
Payments for employees	-	33	39

Total	$-	92	$271